Advances to Suppliers, Net (Details) - Schedule of advances to suppliers - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Schedule of advances to suppliers [Abstract]
Raw material prepayments for equipment production		$ 1,138,675	$ 751,409
Land reclamation prepayments		449,745	472,640
Advances to construction subcontractors	[1]	3,007,550	23,394
Total:		4,595,970	1,247,443
Less: allowances for doubtful accounts		(571,162)	(965,843)
Advances to suppliers, net, third parties		$ 4,024,808	$ 281,600

[1]	The Company obtained a land development project in Longxi County, Gansu Province. The Company prepaid $2.7 million to construction subcontractors.